Equity Method Investments (Windward) (Narrative) (Details) $ in Thousands, € in Millions			12 Months Ended
	May 05, 2025 EUR (€)	Nov. 07, 2023 EUR (€)	Dec. 31, 2025 USD ($) Vessels Item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule Of Equity Method Investments [Line Items]
Equity Method Investments			$ 53,875	$ 42,826
Loss from equity method investments (Note 4)			(2,810)	(146)	$ (262)
Return of capital from equity method investment			$ 3,505	0	0
Windward [Member]
Schedule Of Equity Method Investments [Line Items]
Number of unrelated companies entered into joint venture with | Item			2
Equity Method Investments			$ 44,494	36,631
Number of vessels to be constructed | Vessels			4
Loss from equity method investments (Note 4)			$ (62)	$ (518)	$ (671)
Windward [Member] | Diana Energize [Member]
Schedule Of Equity Method Investments [Line Items]
Commitment amount | €		€ 50.0
Return of capital from equity method investment | €	€ 3.1
Equity method investment, ownership percentage	34.00%	45.87%